Document And Entity Information	Oct. 29, 2020
Document Information Line Items
Entity Registrant Name	B. RILEY FINANCIAL, INC.
Trading Symbol	RILY
Document Type	8-K
Amendment Flag	false
Entity Central Index Key	0001464790
Document Period End Date	Oct. 29, 2020
Entity Emerging Growth Company	false
Entity Incorporation, State or Country Code	DE
Entity File Number	001-37503
Entity Tax Identification Number	27-0223495
Entity Address, Address Line One	11100 Santa Monica Blvd
Entity Address, Address Line Two	Suite 800
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90025
City Area Code	310
Local Phone Number	966-1444
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false